Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2019 Customers Suppliers		Dec. 31, 2018 Suppliers
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers			Receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 24%, 19%, 19%, 9% and 9%, respectively, of the total net accounts receivable from both related party and third parties.
Concentration risk, suppliers	One supplier accounted for 98% the Company's total current outstanding accounts payable.
Number of customers	2		4
Number of suppliers	1		2
Supplier One [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Current outstanding accounts payable	98.00%		69.00%
Concentration risk, percentage			10.00%
Supplier Two [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Current outstanding accounts payable			31.00%
Concentration risk, percentage			15.00%
Suppliers [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, percentage	10.00%
Customer One [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Accounts receivable from both related party and third parties	48.00%
Concentration risk, percentage	20.00%		19.00%
Customer Two [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Accounts receivable from both related party and third parties	30.00%
Concentration risk, percentage		[1]	19.00%
Customers [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, percentage	10.00%
Purchases [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, suppliers	10% or more		10% or more
Sales Revenue, Net [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers	10% or more		10% or more

[1]	Less than 10%